8. STOCK COMPENSATION	12 Months Ended
Dec. 31, 2013
Stock Compensation
STOCK COMPENSATION

The Company's results for the years ended December 31, 2013 and 2012 include employee share-based compensation expense totaling $1,765,074 and $1,481,242, respectively. Such amounts have been included in the Statements of Operations within selling, general and administrative expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the years ended December 31, 2013 and 2012:

	Years Ended December 31,
	2013	2012
Employee stock based compensation-option grants	$258,511	$238,500
Employee stock based compensation-stock grants	–	13,500
Non-Employee stock based compensation-option grants	347,138	297,011
Non-Employee stock based compensation-stock grants	1,048,091	881,547
Non-Employee stock based compensation-stock warrant	111,334	50,684
	$1,765,074	$1,481,242